Long-Term Debt and Credit Facilities - Summary of Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014	Jul. 31, 2013
Debt Instrument [Line Items]
Long term debt	$ 110,938	$ 120,313
Unamortized debt discount	(4,440)	(6,015)
Current portion of long-term debt	(10,156)	(9,375)
Long term debt non current	96,342	104,923
Term Loan [Member]
Debt Instrument [Line Items]
Long term debt	110,938	120,313
Unamortized debt discount			$ (7,050)